Share option scheme and restricted stock units - Movement in share options and RSUs (Details)		9 Months Ended
	Apr. 23, 2019 shares	Oct. 31, 2019 GBP (£) shares	Oct. 31, 2018 GBP (£) shares
Weighted average exercise price [Abstract]
Outstanding beginning balance (in Pounds per share) | £		£ 0.35	£ 1.43
Granted during the period (in Pounds per share) | £		0.28	0.76
Exercised during the period (in Pounds per share) | £		0.00	1.08
Lapsed/surrendered during the period (in Pounds per share) | £		0.92	1.69
Outstanding ending balance (in Pounds per share) | £		£ 0.29	£ 0.41
Number of share options [Abstract]
Outstanding beginning balance (in shares) | shares		9,168,396	8,577,236
Granted during the period (in shares) | shares		11,396,000	13,081,048
Exercised during the period (in shares) | shares		0	(92,047)
Lapsed/surrendered during the period (in shares) | shares		(753,860)	(10,319,304)
Outstanding ending balance (in shares) | shares		19,810,536	11,246,933
Weighted average exercise price - RSUs [Abstract]
Outstanding beginning balance (in Pounds per share) | £		£ 0.01	£ 0.01
Granted during the period (in Pounds per share) | £		0.00	0.01
Exercised during the period (in Pounds per share) | £		0.01	0.01
Outstanding ending balance (in Pounds per share) | £		£ 0.01	£ 0.01
Number of RSUs [Abstract]
Outstanding beginning balance (in shares) | shares		814,256	275,877
Granted during the period (in shares) | shares		0	121,950
Exercised during the period (in shares) | shares	(104,877)	(104,877)	(275,877)
Outstanding ending balance (in shares) | shares		709,379	121,950